Other information by nature	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Other information by nature
Other information by nature
Personnel costs for the Group for the years ended December 31, 2017, 2016 and 2015 amounted to €13.2 billion, €13.2 billion and €13.4 billion, respectively, and included costs that were capitalized mainly in connection with product development activities.
For the years ended December 31, 2017, 2016 and 2015, FCA had an average number of employees of 237,150, 235,481 and 236,559, respectively.